Interest rate benchmark reform - Exposures with or without fallback clauses (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 182,507	£ 145,259
Financial assets at fair value through the income statement		211,128	188,226
Total financial assets		1,187,698	1,049,896
Debt instruments issued		(60,012)	(48,388)
Subordinated liabilities		(38,253)	(32,185)	£ (32,005)
Financial liabilities designated at fair value		(272,055)	(251,131)
Non-derivative financial liabilities		(1,140,147)	(1,000,754)
Total equity		58,953	56,317	53,710
Notional contract amount		52,342,870	47,412,915
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Total equity	[1]	10,691	9,693	£ 8,621
IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,000
USD LIBOR | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		8,659	15,801
Financial assets at fair value through the income statement		4,282	8,538
Total financial assets		12,941	24,525
Debt instruments issued		(2,493)	0
Subordinated liabilities		(344)	(3,774)
Financial liabilities designated at fair value		(1,740)	(212)
Non-derivative financial liabilities		(4,577)	(3,986)
Standby facilities, credit lines and other commitments		68,118	42,767
Notional contract amount		5,052,568	5,432,774
USD LIBOR | IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,594,268	2,283,077
USD LIBOR | IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		84	461,680
USD LIBOR | IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		1,261	9,949
USD LIBOR | IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,119,420	2,211,729
USD LIBOR | IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		337,535	466,339
USD LIBOR | IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Total equity		295	£ 3,062
USD LIBOR | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		7,770
Financial assets at fair value through the income statement		4,282
Total financial assets		12,052
Debt instruments issued		(2,493)
Subordinated liabilities		0
Financial liabilities designated at fair value		(1,740)
Non-derivative financial liabilities		(4,233)
Standby facilities, credit lines and other commitments		64,632
Notional contract amount		4,996,027
USD LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,538,218
USD LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		84
USD LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		770
USD LIBOR | IBOR Reform | With appropriate fallback clause | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,119,420
USD LIBOR | IBOR Reform | With appropriate fallback clause | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		337,535
USD LIBOR | IBOR Reform | With appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Total equity		0
USD LIBOR | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		889
Financial assets at fair value through the income statement		0
Total financial assets		889
Debt instruments issued		0
Subordinated liabilities		(344)
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		(344)
Standby facilities, credit lines and other commitments		3,486
Notional contract amount		56,541
USD LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		56,050
USD LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
USD LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		491
USD LIBOR | IBOR Reform | Without appropriate fallback clause | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
USD LIBOR | IBOR Reform | Without appropriate fallback clause | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
USD LIBOR | IBOR Reform | Without appropriate fallback clause | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Total equity		£ (295)

[1]	For further details refer to Note 27.